                             (R) EQUITY INCOME FUND
                             MFS(R) CORE GROWTH FUND
                          MFS(R) AGGRESSIVE GROWTH FUND
                        MFS(R) SPECIAL OPPORTUNITIES FUND
                       MFS(R) CONVERTIBLE SECURITIES FUND
                              MFS(R) BLUE CHIP FUND
                            MFS(R) NEW DISCOVERY FUND
                       MFS(R) SCIENCE AND TECHNOLOGY FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND

                   SUPPLEMENT TO THE JANUARY 1, 1997 PROSPECTUS AND
                    STATEMENT OF ADDITIONAL INFORMATION


     THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED JANUARY 1, 1997, AND CONTAINS A DESCRIPTION OF CLASS I SHARES.

     CLASS I SHARES ARE AVAILABLE FOR PURCHASE ONLY BY CERTAIN INVESTORS AS DESCRIBED UNDER THE CAPTION "ELIGIBLE PURCHASERS" BELOW.

EXPENSE SUMMARY
                                                          CLASS I

                                                 EQUITY            CORE                AGGRESSIVE                   SPECIAL
                                                 INCOME           GROWTH                 GROWTH                OPPORTUNITIES
                                                  FUND             FUND                   FUND                      FUND
SHAREHOLDER TRANSACTION EXPENSES:
   Maximum Initial Sales Charge
   Imposed on Purchases of Fund
   Shares (as a percentage of
   offering price)..........................       None              None                   None                   None
Maximum Contingent Deferred
   Sales Charge (as a percentage
   of original purchase price or redemption
   proceeds, as applicable).................       None              None                   None                   None

                                                                                             SCIENCE
                                           CONVERTIBLE          BLUE         NEW               AND             RESEARCH
                                            SECURITIES          CHIP      DISCOVERY       TECHNOLOGY         INTERNATIONAL
                                                FUND            FUND         FUND             FUND                 FUND
SHAREHOLDER TRANSACTION EXPENSES:
   Maximum Initial Sales Charge
   Imposed on Purchases of Fund
   Shares (as a percentage of
   offering price).......................       None            None         None             None                  None
Maximum Contingent Deferred
   Sales Charge (as a percentage
   of original purchase price or redemption
   proceeds, as applicable)..............       None            None         None             None                  None

                                                 EQUITY            CORE                AGGRESSIVE                   SPECIAL
                                                 INCOME           GROWTH                 GROWTH                OPPORTUNITIES
                                                  FUND             FUND                   FUND                      FUND

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):
   Management Fees (after fee
      reduction)(1).........................       0.00%          0.00%                     0.75%                  0.00%
   Rule 12b-1 Fees..........................       None           None                      None                   None
   Other Expenses (after fee
      reduction)(2)(3)......................       1.50%          1.50%                     0.59%                  1.50%
                                                   -----          -----                     -----                  -----
   Total Operating Expenses (after
      fee reduction)(4).....................       1.50%          1.50%                     1.34%                  1.50%

                                                                                            SCIENCE
                                           CONVERTIBLE          BLUE         NEW               AND             RESEARCH
                                            SECURITIES          CHIP      DISCOVERY       TECHNOLOGY         INTERNATIONAL
                                                FUND            FUND         FUND             FUND                 FUND

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):
   Management Fees (after fee
      reduction)(1).........................   0.00%            0.00%        0.00%            0.00%                0.00%
   Rule 12b-1 Fees..........................   None             None         None             None                 None
   Other Expenses (after fee
      reduction)(2)(3)......................   1.50%            1.50%        1.50%            1.50%                1.75%
                                               -----            -----        -----            -----                -----
   Total Operating Expenses (after
      fee reduction)(4).....................   1.50%            1.50%        1.50%            1.50%                1.75%

-------------------------
(1)  The Adviser is currently waiving its right to receive  management fees from
     each  Fund  except  the  Aggressive   Growth  Fund.   Absent  this  waiver,
     "Management Fees" would be as follows:

                    EQUITY                              CORE                           SPECIAL
                    INCOME                            GROWTH                        OPPORTUNITIES
                     FUND                               FUND                            FUND

                     0.75%                              0.75%                            0.75%

                                                                                       SCIENCE
                    CONVERTIBLE            BLUE                   NEW                    AND                   RESEARCH
                   SECURITIES             CHIP                 DISCOVERY TECHNOLOGY  INTERNATIONAL
                         FUND              FUND                   FUND                    FUND                     FUND

                         0.65%              0.65%                 0.75%                   0.75%                    1.00%

(2) "Other Expenses" for the Convertible Securities Fund, the Blue Chip Fund, the New Discovery Fund, the Science and Technology Fund and the Research International Fund are based on estimates of payments to be made during each such Fund's current fiscal year. As discussed below in footnote 4, the Adviser is bearing certain expenses of Class I shares of each Fund except the Aggressive

     Growth  Fund,   subject  to  reimbursement   by  the  Funds.   Absent  this
     arrangement, "Other Expenses," expressed as a percentage of average daily net assets, would be as follows:

                    EQUITY                              CORE                           SPECIAL
                    INCOME                            GROWTH                        OPPORTUNITIES
                     FUND                               FUND                            FUND

                     3.42%                              3.03%                            1.72%

                                                                                       SCIENCE
                    CONVERTIBLE            BLUE                   NEW                    AND                   RESEARCH
                    SECURITIES             CHIP                 DISCOVERY TECHNOLOGY  INTERNATIONAL
                         FUND              FUND                   FUND                    FUND                     FUND

                         3.36%              3.36%                 3.36%                   3.36%                    3.36%

(3) Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."
(4) The Adviser has agreed to bear expenses of each Fund, subject to reimbursement by the Funds as described under "Other Information" below. Under these arrangements, "Total Operating Expenses" will not exceed, on an annualized basis, 1.50% of each of the Equity Income Fund's, Core Growth Fund's and Special Opportunities Fund's average daily net assets with respect to Class I shares, during the current fiscal year and each fiscal year through August 31, 2006, "Total Operating Expenses" will not exceed, on an annualized basis, 1.50% of each of the Convertible Securities Fund's, Blue Chip Fund's, New Discovery Fund's and Science and Technology Fund's average daily net assets with respect to Class I shares, during the current fiscal year and each fiscal year through August 31, 2007, and "Total Operating Expenses" will not exceed, on an annualized basis, 1.75% of the Research International Fund's average daily net assets with respect to Class I shares, during the current fiscal year and each fiscal year through August 31, 2007. These arrangements may be changed or terminated by the Adviser at any time. Absent any fee waivers and expense reductions, "Total Operating Expenses," expressed as a percentage of average daily net assets, would be as follows:

                               EQUITY            CORE                SPECIAL              CONVERTIBLE
                               INCOME           GROWTH            OPPORTUNITIES           SECURITIES
                                FUND             FUND                 FUND                   FUND

                               4.17%             3.78%                2.47%                  4.01%

                                                                          SCIENCE
                                  BLUE                 NEW                   AND                   RESEARCH
                                  CHIP              DISCOVERY             TECHNOLOGY            INTERNATIONAL
                                  FUND                 FUND                  FUND                    FUND

                                  4.01%               4.11%                 4.11%                   4.36%

                               EXAMPLE OF EXPENSES

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of each Fund, assuming (a) a 5% annual return and (b) redemption at the end of each of the time periods indicated:

                                                 EQUITY         CORE               AGGRESSIVE SPECIAL
                                                 INCOME       GROWTH                 GROWTH                  OPPORTUNITIES
                          PERIOD                  FUND          FUND                 FUND                           FUND

                   1 year................         $15             $15                  $14                          $15
                   3 years...............          47              47                   42                           47

                                                                                       SCIENCE
                    CONVERTIBLE            BLUE                   NEW                    AD                   RESEARCH
                    SECURITIES             CHIP                 DISCOVERY            TECHNOLOGY               INTERNATIONAL
PERIOD                   FUND              FUND                   FUND                    FUND                     FUND

1 year..........        $ 15                $ 15                  $ 15                   $ 15                     $ 18
3 years.........          47                  47                    47                     47                       55

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Funds will bear directly or indirectly. A more complete description of each Fund's management fee is set forth under the caption "Management of the Funds" in the Prospectus.

THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUNDS; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

ELIGIBLE PURCHASERS

Class I shares are available for purchase only by the following purchasers ("Eligible Purchasers"):

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates; and

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD.

In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor of Class I shares.

SHARE CLASSES OFFERED BY THE FUND

     While each Fund has four classes of shares (Class A, Class B, Class C and Class I shares), Class A and Class I shares are the only classes presently available for sale. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Funds' Prospectus. Class A shares are available for purchase by certain retirement plans established for the benefit of employees of MFS and by such employees and certain of their family members who are residents of The Commonwealth of Massachusetts, and members of the governing boards of the various funds sponsored by MFS.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 4.75% of the offering price (or a contingent deferred sales charge (a "CDSC") upon redemption of 1.00% during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.50% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption of 1.00% during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C and Class I shares do not convert to any other class of shares of the Funds.

OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of a Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale),and may exchange Class I shares of a Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of a Fund at net asset value. Distributions paid by a Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.

     Subject to termination or revision at the discretion of MFS, MFS has agreed to pay until August 31, 2006 the expenses of the Equity Fund, the Core Growth Fund, the Aggressive Growth Fund and the Special Opportunities Fund such that each Fund's aggregate operating expenses do not exceed, on an annualized basis, 1.50% of the average daily net assets with respect to Class I shares. Such payments by MFS are subject to reimbursement by the relevant Fund which will be accomplished by the payment by the Fund of an expense reimbursement fee to MFS computed and paid monthly as a percentage of its average daily net assets for its then-current fiscal year, with a limitation that immediately after such payment the aggregate operating expenses of the Fund would not exceed, on an annualized basis, 1.50% of the average daily net assets with respect to Class I shares. The expense reimbursement agreement terminates for each Fund on the earlier of the date on which payments made thereunder by the Fund equal the prior payment of such reimbursable expenses by MFS or August 31, 2006.

     Subject to termination or revision at the discretion of MFS, MFS has agreed to pay until August 31, 2007 the foregoing expenses of the Convertible Securities Fund, the Blue Chip Fund, the New Discovery Fund, the Science and Technology Fund and the Research International Fund such that each Fund's aggregate operating expenses do not exceed, on an annualized basis, 1.50% (1.75% for the Research International Fund) of the average daily net assets with respect to Class I shares. Such payments by MFS are subject to reimbursement by each Fund which will be accomplished by the payment by the Fund of an expense reimbursement fee to MFS computed and paid monthly as a percentage of its average daily net assets for its then-current fiscal year, with a limitation that immediately after such payment the aggregate operating expenses of a Fund would not exceed the above-referenced percentage limitations. The expense reimbursement agreement terminates for each Fund on the earlier of the date on which payments made thereunder by the Fund equal the prior payment of such reimbursable expenses by MFS or August 31, 2007.


                 THE DATE OF THIS SUPPLEMENT IS JANUARY 1, 1997